Risks and Concentration - Summary of Customers with Greater than 10% of Accounts Receivables (Details) - Accounts Receivables - Customer Concentration Risk - Advertising Platform/Customer	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Customer A
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	14.00%	19.00%
Customer B
Concentration Risk [Line Items]
Concentration of accounts receivable percentage		60.00%
Customer C
Concentration Risk [Line Items]
Concentration of accounts receivable percentage		14.00%
Customer D
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	29.00%
Customer E
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	14.00%
Customer F
Concentration Risk [Line Items]
Concentration of accounts receivable percentage	10.00%